CONCESSIONS AND AUTHORIZATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Concessions And Authorizations
Schedule of concessions and authorizations held

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Emborcação (1) (2) (7)	CEMIG GT	07/1997	05/2027
Nova Ponte (1) (2) (7)	CEMIG GT	07/1997	08/2027
Santa Luzia (1)	CEMIG GT	07/1997	02/2026
Sá Carvalho (1) (7) (10)	Sá Carvalho	01/2004	08/2026
Rosal (1) (7)	Rosal Energia	01/1997	12/2035
Machado Mineiro (1) (6) Salto Voltão (1) (6) Salto Paraopeba (1) (8) Salto do Passo Velho (1) (6)	Horizontes Energia	Resolution 331/2002	05/2027 06/2033 10/2030 03/2031
PCH Pai Joaquim (1) (7)	CEMIG PCH S.A. (‘CEMIG PCH’)	Authorizing Resolution 377/2005	04/2032
Irapé (1) (7)	CEMIG GT	14/2000	09/2037
Queimado (Consortium) (1) (7)	CEMIG GT	06/1997	06/2034
Rio de Pedras (1) (7)	CEMIG GT	02/2013	12/2025
Poço Fundo (1) (7) (9)	CEMIG Geração Poço Fundo S.A. (‘CEMIG Geração Poço Fundo’)	01/2021	05/2052
São Bernardo (1) (7)	CEMIG GT	02/2013	06/2027
Três Marias (3) (7)	CEMIG Geração Três Marias S.A. (‘CEMIG Geração Três Marias’)	08/2016	01/2053
Salto Grande (3) (7)	CEMIG Geração Salto Grande S.A. (‘CEMIG Geração Salto Grande’)	09/2016	01/2053
Itutinga (3) (7)	CEMIG Geração Itutinga S.A. (‘CEMIG Geração Itutinga’)	10/2016	01/2053
Camargos (3) (7)	CEMIG Geração Camargos S.A. (‘CEMIG Geração Camargos’)	11/2016	01/2053
Coronel Domiciano (3) (7) Joasal, Marmelos, Paciência and Piau (3) (7)	CEMIG Geração Sul S.A. (‘CEMIG Geração Sul’)	12/2016 and 13/2016	04/2047 01/2053
Dona Rita (3) (7) Ervália and Neblina (3) (7) Peti (3) (7) Sinceridade (3) (7) Tronqueiras (3) (7)	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	14/2016 and 15/2016	07/2050 04/2047 01/2053 03/2047 12/2046
Cajurú, Gafanhoto and Martins (3) (7)	CEMIG Geração Oeste S.A. (‘CEMIG Geração Oeste’)	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (4)	Central Eólica Praias de Parajuru (‘Parajuru’)	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (4)	Central Eólica Volta do Rio (‘Volta do Rio’)	Resolution 660/2001	01/2031

POWER TRANSMISSION
National grid (5)	CEMIG GT	006/1997	01/2043
Itajubá Substation (5)	CEMIG GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (5)	Companhia de Transmissão Centroeste de Minas S.A. (‘Centroeste’)	004/2005	03/2035
Subestação Sete Lagoas (4) (5)	Sete Lagoas	006/2011	06/2041

ENERGY DISTRIBUTION	CEMIG D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053

(1)	Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
(2)	On July 17, 2020, CEMIG GT filed a statement of its interest in extending these plants concession, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the energy sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, ANEEL (‘Agência Nacional de Energia Elétrica’), of the conditions for extension, which will be submitted to decision by CEMIG’s governance bodies at the due time.
(3)	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(4)	Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Alternative power source program (‘Proinfa’). The assets linked to the exploration right are registered in intangible assets.
(5)	These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
(6)	ANEEL changed, through Authoritative Resolution 12,137, of June 14, 2022, the end of the validity of the authorization grants of these plants, due to the repactuation of the hydrological risk (‘GSF’).
(7)	On October 7, 2022, the addenda to the concession contracts of these plants were signed to include the new effective date of the grant.
(8)	Plant eligible for the extension of the concession due to the agreement with ANEEL and that, since it has been granted through an authorizing resolution, awaits the reformulation of this act to include the new date.
(9)	On September 29, 2022, and October 1, 2022, ANEEL authorized the start of commercial operation of the Generating Units ‘UG-01’ and ‘UG-02’, respectively, both from PCH Poço Fundo. The start of commercial operation of the UG's occurred approximately 3 months before the supply deadline established in the A-4 Auction held by ANEEL in June 2018, when the incremental energy resulting from the expansion of PCH Poço Fundo (9.16 MW to 30.00 MW and the physical guarantee from 5.79 average MW to 16.59 average MW) was sold (information of MW not audited).
(10)	In February 2023, CEMIG GT, aiming to guarantee its right to request a new grant of the concession, filed its expression of interest in the extension of the concession of UHE Sá Carvalho through transfer of shareholding control to its wholly owned subsidiary Sá Carvalho. CEMIG GT reiterates that this expression of interest has the sole purpose of ensuring its right to an eventual extension of Concession Contract 01/2004, for up to 30 (thirty) years, at the discretion of the granting authority, after the required completion of the process of transfer of shareholder control, in accordance with the current legislation, which still has premises pending definition by the Ministry of Mines and Energy - MME.

Schedule of concession and amount to be paid

Project	Nominal value in 2022	Present value in 2022	Period of the concession	Updating indexer
Irapé (1) (3)	49	22	03/2006 - 09/2037	IGPM
Queimado (Consortium) (2) (3)	11	6	01/2004 - 06/2034	IGPM

(1)	In October 2022, through the 4th amendment to Concession Agreement No. 014/2000, the term of the concession for the Irapé Hydroelectric Plant was extended, in accordance with Authoritative Resolution No. 12,255 of July 5, 2022, and ReH No. 2,932, of September 14, 2021;
(2)	In October 2022, by means of the 3rd amendment to Concession Contract 006/1997, the term of the concession for the Usina Hidrelétrica Queimado was extended, pursuant to Authoritative Resolution 11,998 of July 7, 2022, and ReH No. 2,932, of September 14, 2021;
(3)	During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

Schedule of nominal value and present value portion to be paid

Project	Interest, %	Amounts paid in 2022	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	3	3	3
Queimado (Consortium)	82.50	1	1	1